Intangible assets, net - Schedule of Intangible Assets (Detail) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Cost		$ 19,305	$ 23,482
Amortization		(8,585)	(12,271)
Impairment		(729)	(5,700)
Net book value		9,991	5,511
Land use right [Member]
Finite-Lived Intangible Assets [Line Items]
Cost		4,847	5,092
Amortization		(872)	(746)
Impairment		0	0
Net book value		3,975	4,346
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	[1]	0	5,776
Amortization	[1]	0	(2,544)
Impairment	[1]	0	(3,232)
Net book value	[1]	0	0
Non-compete agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	[1]	0	1,407
Amortization	[1]	0	(1,085)
Impairment	[1]	0	(322)
Net book value	[1]	0	0
Technology (including right-to-use) [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	[1]	0	2,247
Amortization	[1]	0	(866)
Impairment	[1]	0	(1,381)
Net book value	[1]	0	0
Acquired computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Cost		2,099	1,981
Amortization		(1,546)	(1,084)
Impairment		0	0
Net book value		553	897
Internal use software development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Cost		638	670
Amortization		(638)	(670)
Impairment		0	0
Net book value		0	0
Online game licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Cost		6,007	6,309
Amortization		(5,278)	(5,276)
Impairment		(729)	(765)
Net book value		0	268
Audio-visual licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	[2]	5,714	0
Amortization	[2]	(251)	0
Impairment	[2]	0	0
Net book value	[2]	$ 5,463	$ 0

[1]	The intangible assets arising from the acquisition of Kingsoft Cloud Holdings Limited were full impairment in 2017 and written-off in 2018.
[2]	Audio-visual licenses were acquired by the Group through acquisition of a subsidiary.